Basis of Accounting - Narrative (Details) £ in Millions	3 Months Ended
Apr. 30, 2018 GBP (£)
General and administrative expenses | Previously stated
Disclosure of changes in accounting estimates [line items]
Employee benefits expense	£ 0.3
Research and development expenses
Disclosure of changes in accounting estimates [line items]
Employee benefits expense	£ 0.3